Investment securities	12 Months Ended
Dec. 31, 2021
Investment securities (old to delete)
17 Investment securities
end of	2021	2020
Investment securities (CHF million)
Debt securities available-for-sale	1,005	607
Total investment securities	1,005	607
Investment securities by type
	2021				2020
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	2	0	0	2	3	0	0	3
Corporate debt securities	1,011	0	8	1,003	593	11	0	604
Debt securities available-for-sale	1,013	0	8	1,005	596	11	0	607
Gross unrealized losses on debt securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Unrealized losses on debt securities as of December 31, 2021 relate to seven high-quality debt security positions held for liquidity purposes. Management determined that the unrealized losses on these debt securities were attributable to changes in market valuation driven by interest rate movements. No impairment charges were recorded as the Group does not intend to sell these investments nor is it more likely than not that the Group will be required to sell these securities before the recovery of their amortized cost basis, which may be at maturity.
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2021	2020	2019
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	629	6
Realized gains	0	42	0
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2021 (CHF million, except where indicated)
Due within 1 year	154	154	0.03
Due from 1 to 5 years	95	95	0.05
Due from 5 to 10 years	764	756	0.07
Debt securities available-for-sale	1,013	1,005	0.06
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the non-credit-related losses are recorded in AOCI. Subsequent improvements in the estimated credit losses are immediately recorded in the consolidated statement of operations as a reduction in allowance and credit loss expense. A security is written off if it is considered certain that there is no possibility of recovering the outstanding principal. As of the end of 2021 and 2020, the Group had no allowance for credit losses on debt securities available-for-sale.

Bank
Investment securities (old to delete)
16 Investment securities
end of	2021	2020
Investment securities (CHF million)
Debt securities available-for-sale	1,003	605
Total investment securities	1,003	605
Investment securities by type
	2021				2020
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	0	0	0	0	1	0	0	1
Corporate debt securities	1,011	0	8	1,003	594	10	0	604
Debt securities available-for-sale	1,011	0	8	1,003	595	10	0	605
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2021	2020
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	0	629
Realized gains	0	42
Amortized cost, fair value and average yield of debt securities
end of 2021	Amortized cost	Fair value	Average yield (in %)
Due within 1 year	154	154	0.03
Due from 1 to 5 years	93	93	0.02
Due from 5 to 10 years	764	756	0.07
Debt securities available-for-sale	1,011	1,003	0.06
Allowance for credit losses on debt securities available-for-sale
As of the end of 2021, the Bank had no allowance for credit losses on debt securities available-for-sale.
> Refer to “Note 17 – Investment securities” in VI – Consolidated financial statements – Credit Suisse Group for further information.